UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

U.S. Systematic Large Cap Growth Fund
Global Select Fund
Emerging Markets Fund
International Systematic Fund
International Growth Fund
Each a Series of
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

Charles H. Field, Jr.
c/o Nicholas-Applegate Capital Management, LLC
600 West Broadway, 30th Floor
San Diego, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow-Hammalian
c/o Nicholas-Applegate Capital Management, LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

U.S. SYSTEMATIC LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) As of December 31, 2009

	Number of Shares	Value
Common Stock - 99.2%
Aerospace/Defense - 1.1%
Raytheon Co.	1,200	$61,824
Agricultural Operations - 0.9%
Archer-Daniels-Midland Co.	1,600	50,096
Appliances - 1.0%
Whirlpool Corp.	700	56,462
Applications Software - 3.9%
Microsoft Corp.	7,500	228,675
Auto/Truck Parts & Equipment-Original - 1.0%
TRW Automotive Holdings Corp.*	2,500	59,700
Auto-Cars/Light Trucks - 1.1%
Ford Motor Co.*	6,200	62,000
Beverages-Non-alcoholic - 2.0%
Coca-Cola Co.	1,100	62,700
PepsiCo, Inc.	900	54,720
		117,420
Broadcast Services/Programming - 1.1%
Scripps Networks Interactive, Inc. Cl. A	1,500	62,250
Cable TV - 0.5%
DISH Network Corp. Cl. A	1,500	31,155
Chemicals-Specialty - 0.7%
Lubrizol Corp.	600	43,770
Coal - 1.0%
Peabody Energy Corp.	1,300	58,773
Commercial Services-Finance - 1.0%
Lender Processing Services, Inc.	1,400	56,924
Computer Services - 2.1%
Cognizant Technology Solutions Corp. Cl. A*	1,400	63,420
Computer Sciences Corp.*	1,000	57,530
		120,950
Computers - 11.3%
Apple, Inc.*	1,200	253,032
Hewlett-Packard Co.	3,300	169,983
International Business Machines Corp.	1,800	235,620
		658,635
Computers-Memory Devices - 3.9%
EMC Corp./Massachusetts*	5,200	90,844
NetApp, Inc.*	1,800	61,902
Western Digital Corp.*	1,700	75,055
		227,801
Consumer Products-Miscellaneous - 2.0%
Jarden Corp.	2,000	61,820
Kimberly-Clark Corp.	900	57,339
		119,159
Cosmetics & Toiletries - 3.4%
Procter & Gamble Co.	2,800	169,764
The Estee Lauder Cos, Inc. Cl. A	600	29,016
		198,780
Diversified Manufacturing Operations - 3.7%
3M Co.	1,500	124,005
Eaton Corp.	900	57,258
General Electric Co.	2,500	37,825
		219,088
E-Commerce/Services - 2.2%
eBay, Inc.*	2,400	56,496
Expedia, Inc.*	1,200	30,852

	Number of Shares	Value
priceline.com, Inc.*	200	$43,700
		131,048
Electric-Integrated - 1.0%
Constellation Energy Group, Inc.	1,700	59,789
Electronic Components-Miscellaneous - 1.2%
Jabil Circuit, Inc.	4,000	69,480
Electronic Components-Semiconductors - 4.8%
Broadcom Corp. Cl. A*	1,400	44,030
Cree, Inc.*	1,300	73,281
Intel Corp.	3,800	77,520
Texas Instruments, Inc.	3,400	88,604
		283,435
Enterprise Software/Services - 0.7%
BMC Software, Inc.*	1,000	40,100
Finance-Investment Bankers/Brokers - 0.9%
The Goldman Sachs Group, Inc.	300	50,652
Finance-Other Services - 0.8%
The Nasdaq OMX Group*	2,500	49,550
Life/Health Insurance - 0.9%
Prudential Financial, Inc.	1,100	54,736
Medical Instruments - 0.9%
Medtronic, Inc.	1,200	52,776
Medical Products - 3.6%
Hospira, Inc.*	1,300	66,300
Johnson & Johnson	2,200	141,702
		208,002
Medical-Drugs - 5.5%
Abbott Laboratories	2,700	145,773
Bristol-Myers Squibb Co.	4,200	106,050
Merck & Co., Inc.	1,960	71,618
		323,441
Medical-Generic Drugs - 0.6%
Mylan, Inc.*	1,800	33,174
Medical-HMO - 0.8%
UnitedHealth Group, Inc.*	1,600	48,768
Medical-Whosale Drug Distributors - 1.8%
AmerisourceBergen Corp. Cl. A	1,800	46,926
McKesson Corp.	900	56,250
		103,176
Metal-Diversified - 1.4%
Freeport-McMoRan Copper & Gold, Inc.*	1,000	80,290
Multimedia - 1.4%
Viacom, Inc. Cl. B*	2,800	83,244
Networking Products - 4.1%
Cisco Systems, Inc.*	10,100	241,794
Office Supplies & Forms - 1.0%
Avery Dennison Corp.	1,600	58,384
Oil & Gas Drilling - 0.5%
Ensco International PLC - ADR	700	27,958
Oil Companies-Exploration & Production - 1.1%
Southwestern Energy Co.*	1,300	62,660
Oil Companies-Integrated - 2.0%
ConocoPhillips	1,200	61,284
Exxon Mobil Corp.	800	54,552
		115,836
Oil Field Machine & Equipment - 1.0%
National Oilwell Varco, Inc.	1,300	57,317
Pharmacy Services - 1.1%
Medco Health Solutions, Inc.*	1,000	63,910

	Number of Shares	Value
Pipelines - 1.0%
The Williams Cos, Inc.	2,900	$61,132
Publishing-Newspapers - 0.7%
Gannett Co., Inc.	2,800	41,580
Retail-Apparel/Shoe - 0.5%
Phillips-Van Heusen Corp.	700	28,476
Retail-Bedding - 1.1%
Bed Bath & Beyond, Inc.*	1,600	61,808
Retail-Discount - 2.8%
Target Corp.	800	38,696
Wal-Mart Stores, Inc.	2,300	122,935
		161,631
Retail-Drug Store - 1.6%
Walgreen Co.	2,500	91,800
Schools - 0.7%
Washington Post Co. Cl. B	100	43,960
Semicon Components-Integrated Circuits - 1.1%
Marvell Technology Group, Ltd.*	3,100	64,325
Steel-Producers - 0.7%
Steel Dynamics, Inc.	2,300	40,756
Telecommuications Services - 0.5%
Amdocs, Ltd.*	1,000	28,530
Telephone-Integrated - 2.2%
AT&T, Inc.	2,500	70,075
CenturyTel, Inc.	1,700	61,557
		131,632
Water Treatment Systems - 1.1%
Nalco Holding Co.	2,500	63,775
Web Portals/ISP - 4.2%
Google, Inc. Cl. A*	400	247,992
Total Common Stock (Cost: $4,647,329)		5,800,379
	Principal Amount
Short Term Investments - 0.9%
Time Deposit - 0.9%
Citibank Nassau
0.030%, 01/04/10 (Cost: $50,183)	$50,183	$50,183
Total Investments - 100.1% (Cost: $4,697,512)		5,850,562
Liabilities In Excess of Other Assets - (0.1)%		(4,292)
Net Assets - 100.0%		$5,846,270

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of December 31, 2009
Sector	Percent of Net Assets
Technology	27.8%
Consumer, Non-cyclical	25.3
Communications	17.1
Consumer, Cyclical	8.9
Industrial	7.1
Energy	6.6
Basic Materials	2.8
Financial	2.6
Utilities	1.0
Short Term Investments	0.9
Total Investments	100.1
Liabilities in excess of other assets	(0.1)
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

GLOBAL SELECT FUND SCHEDULE OF INVESTMENTS (Unaudited) As of December 31, 2009

	Number of Shares	Value
Common Stock - 97.2%
Australia - 2.0%
BHP Billiton, Ltd.	12,213	$473,620
Belgium - 4.0%
Anheuser-Busch InBev NV	9,580	500,246
Umicore	12,775	428,897
		929,143
Brazil - 3.0%
Companhia Brasileira de Meios de Pagamento	45,400	399,516
Tractebel Energia SA	23,700	292,715
		692,231
Canada - 1.2%
Potash Corp. of Saskatchewan	2,500	271,250
Denmark - 1.5%
Vestas Wind Systems*	5,600	342,290
France - 6.0%
BNP Paribas	5,167	414,406
GDF Suez	7,810	339,355
Danone SA	5,868	360,591
Ingenico	11,954	290,881
		1,405,233
Germany - 4.5%
GEA Group AG	17,033	380,257
Siemens AG*	3,624	333,862
ThyssenKrupp AG*	8,616	326,352
		1,040,471
Ireland - 1.3%
C&C Group PLC	71,106	307,078
Israel - 1.3%
Teva Pharmaceutical Industries, Ltd. - ADR	5,400	303,372
Japan - 5.0%
Fanuc, Ltd.	4,000	370,805
Honda Motor Co., Ltd.	6,000	200,440
Marubeni Corp.	56,000	307,385
Tsumura & Co.	9,000	290,026
		1,168,656
Kuwait - 0.1%
Global Investment House KSCC - GDR*	17,747	27,508
Malaysia - 1.6%
CIMB Group Holdings Berhad*	96,800	363,000
Netherlands - 2.8%
ING Groep NV*	26,640	263,730
Koninklijke KPN NV	22,834	387,891
		651,621
Republic of China - 1.3%
Bank of China, Ltd.	548,000	296,825
Peace Mark Holdings, Ltd.*	314,000	405
		297,230
Singapore - 2.0%
United Overseas Bank, Ltd.	34,000	477,083
Spain - 3.5%
Tecnicas Reunidas SA	6,411	369,123
Telefonica SA	16,260	455,383
		824,506
Sweden - 1.3%
Hennes & Mauritz AB Cl. B	5,275	293,593
Switzerland - 5.7%
ABB, Ltd.*	20,793	401,076
Alcon, Inc.	3,400	558,790
Credit Suisse Group AG	7,452	369,086
		1,328,952

	Number of Shares	Value
United Kingdom - 9.6%
ARM Holdings PLC	114,174	$327,264
BG Group PLC	20,327	368,297
Croda International PLC	25,829	333,680
HSBC Holdings PLC	39,639	453,710
IG Group Holdings PLC	80,571	494,157
Petrofac, Ltd.	17,437	293,689
		2,270,797
United States - 39.5%
Abbott Laboratories	7,000	377,930
Anadarko Petroleum Corp.	5,700	355,794
Apple, Inc.*	2,400	506,063
Baker Hughes, Inc.	8,700	352,176
Bank of America Corp.	27,300	411,138
Best Buy Co., Inc.	6,400	252,544
Caterpillar, Inc.	5,000	284,950
CIGNA Corp.*	9,800	345,646
Cisco Systems, Inc.*	17,800	426,132
Ecolab, Inc.	10,100	450,258
Exxon Mobil Corp.	3,700	252,303
FedEx Corp.	4,900	408,905
Fluor Corp.	6,200	279,248
Guess ?, Inc.	8,400	355,320
Hewlett-Packard Co.	8,000	412,080
JP Morgan Chase & Co.	9,400	391,698
Kellogg Co.	7,400	393,680
Nike, Inc. Cl. B	5,500	363,385
Occidental Petroleum Corp.	4,500	366,075
Oracle Corp.	19,400	476,076
Praxair, Inc.	4,800	385,488
Target Corp.	6,900	333,753
Thermo Fisher Scientific, Inc.*	8,000	381,520
URS Corp.*	6,700	298,284
XTO Energy, Inc.	8,200	381,546
		9,241,992
Total Common Stock (Cost: $19,571,482)		22,709,626
Preferred Stock - 1.5%
Germany - 1.5%
Henkel AG & Co. KGaA (Cost: $310,912)	6,526	341,101
	Principal Amount
Short Term Investments - 0.9%
Time Deposit - 0.9%
Wells Fargo - Grand Cayman
0.030%, 01/04/10 (Cost: $218,547)	$218,547	$218,547
Total Investments -99.6% (Cost: $20,100,941)		23,269,274
Other Assets In Excess Of Liabilities - 0.4%		91,662
Net Assets - 100.0%		$23,360,936

*	Non-income producing securities.

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of December 31, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	17.9%
Financial	17.0
Industrial	13.4
Energy	11.6
Basic Materials	11.5
Consumer, Cyclical	9.0
Technology	8.6
Communications	5.4
Utilities	2.7
Diversified	1.6
Short Term Investments	0.9
Total Investments	99.6
Other assets in excess of liabilities	0.4
Net Assets	100.0%

EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Unaudited) As of December 31 2009

	Number of Shares	Value
Common Stock - 96.6%
Brazil - 16.7%
Banco do Brasil SA	23,800	$405,496
BR Malls Participacoes SA*	9,800	120,870
Compania de Bebidas das Americas - ADR	3,700	374,033
Cosan SA Industria e Comercio*	21,500	315,741
Diagnosticos da America SA	13,900	454,429
Gol Linhas Aereas Inteligentes SA - ADR	21,100	323,885
Lojas Renner SA	20,100	453,149
PDG Realty SA Empreendimentos e Participacoes	53,400	531,488
Petroleo Brasileiro SA - ADR	17,500	834,400
Petroleo Brasileiro SA - ADR	19,400	822,366
Positivo Informatica SA	10,600	135,784
Vale SA - ADR	58,600	1,701,158
Vivo Participacoes SA - ADR	13,200	409,200
		6,881,999
Hong Kong - 4.8%
China Agri-Industries Holdings, Ltd.	517,000	680,083
China Mobile, Ltd.	39,000	366,409
China Resources Land, Ltd.	70,000	159,607
Shimao Property Holdings, Ltd.	97,000	184,141
Skyworth Digital Holdings, Ltd.	598,000	613,883
		2,004,123
India - 5.7%
Allahabad Bank	47,332	127,751
Aurobindo Pharma, Ltd.	24,286	478,049
Balrampur Chini Mills, Ltd.*	91,024	259,663
Infosys Technologies, Ltd.	3,225	180,513
ITC, Ltd.	28,193	152,279
Mphasis, Ltd.*	21,785	338,467
Punjab National Bank, Ltd.	21,008	409,777
Reliance Industries, Ltd.	8,492	199,521
Zee Entertainment Enterprises, Ltd.	43,121	236,848
		2,382,868
Indonesia - 3.6%
Adaro Energy PT	1,856,500	341,856
Astra International Tbk PT	62,500	230,841
Bank Central Asia Tbk PT	504,500	260,439
Bank Mandiri Tbk PT	239,000	119,564
Indofood Sukses Makmur Tbk PT	603,500	228,039
United Tractors Tbk PT	184,000	303,566
		1,484,305
Israel - 1.0%
Teva Pharmaceutical Industries, Ltd. - ADR	7,600	426,968
Kuwait - 0.0%
Global Investment House KSCC - GDR*	9,656	14,967
Malaysia - 2.4%
AMMB Holdings Berhad	165,700	241,968
CIMB Group Holdings Berhad*	197,000	738,750
		980,718
Mexico - 2.4%
Alfa SAB de CV	19,900	125,387
America Movil SAB De CV Series L - ADR	11,000	516,779
Wal-Mart de Mexico SAB de CV	77,100	344,297
		986,463
Panama - 0.4%
Copa Holdings SA Cl. A	3,200	174,304

	Number of Shares	Value
Peru - 0.6%
Compania de Minas Buenaventura SA - ADR	7,700	$257,719
Poland - 0.7%
KGHM Polska Miedz SA	7,865	291,327
Republic of China - 14.8%
Bank of China, Ltd.	618,000	334,741
China Construction Bank Corp.*	545,000	468,807
China Life Insurance Co., Ltd.	116,000	574,461
China Petroleum & Chemical Corp.	100,000	89,244
Dongfeng Motor Group Co., Ltd.	154,000	222,041
Golden Eagle Retail Group, Ltd.	324,000	661,033
Industrial & Commercial Bank of China	728,300	604,878
Jiangxi Copper Co., Ltd.	85,000	201,263
Pacific Textile Holdings, Ltd.	195,000	130,519
PetroChina Co., Ltd.	286,000	343,758
Real Gold Mining, Ltd.*	82,500	123,632
Tencent Holdings, Ltd.	31,800	691,853
Tsingtao Brewery Co., Ltd.	132,000	733,706
Weichai Power Co., Ltd.*	18,000	145,666
Xingda International Holdings, Ltd.	796,000	372,641
Yanzhou Coal Mining Co., Ltd.	190,000	420,967
		6,119,210
Russian Federation - 7.1%
Gazprom OAO - ADR	17,250	432,113
LUKOIL - ADR	5,300	298,920
Magnitogorsk Iron & Steel Works - GDR*	37,050	418,665
Mechel - ADR	14,700	276,654
Mobile Telesystems OJSC - ADR	7,200	352,008
Rosneft Oil Co. - GDR	75,150	618,894
Sberbank of Russian Federation	115,484	324,395
Sistema JSFC - GDR*	11,350	238,350
		2,959,999
South Africa - 3.7%
Aveng, Ltd.	48,951	265,238
Imperial Holdings, Ltd.	22,125	265,455
Investec, Ltd.	25,325	183,134
MTN Group, Ltd.*	10,917	174,791
Naspers, Ltd. Cl. N	11,804	480,896
Sasol, Ltd.	3,837	155,278
		1,524,792
South Korea - 15.8%
GS Engineering & Construction Corp.*	6,358	592,407
Hynix Semiconductor, Inc.*	16,240	322,855
Hyundai Motor Co.*	4,017	417,404
KB Financial Group, Inc.*	9,950	510,114
Kia Motors Corp.*	9,680	166,671
Korea Zinc Co., Ltd.*	1,282	224,589
LG Chem, Ltd.*	2,318	454,851
LG Display Co., Ltd.*	13,930	469,527
LG Telecom, Ltd.*	37,140	270,782
Lotte Shopping Co., Ltd.*	555	164,907
Orion Corp.*	840	208,472
POSCO	1,111	589,620
Samsung Electronics Co., Ltd.	1,858	1,274,858
Shinhan Financial Group Co., Ltd.*	15,490	574,652
Sungwoo Hitech Co., Ltd.*	29,567	317,386
		6,559,095
Taiwan - 9.0%
Advanced Semiconductor Engineering, Inc.	363,000	327,421

	Number of Shares	Value
Compal Electronics, Inc.	443,590	$615,076
Epistar Corp.	51,000	191,340
Formosa Plastics Corp.	55,200	116,147
HON HAI Precision Industry Co., Ltd.	216,000	1,023,104
Huaku Development Co., Ltd.	190,000	483,539
Lite-On Technology Corp.	160,930	241,760
Quanta Computer, Inc.	3,919	8,528
Tripod Technology Corp.	65,000	219,478
Unimicron Technology Corp.	181,000	262,573
WPG Holdings Co., Ltd.	133,000	231,612
		3,720,578
Thailand - 1.4%
Banpu PCL	11,400	196,953
Charoen Pokphand Foods PCL	1,147,200	392,264
		589,217
Turkey - 4.1%
Arcelik*	43,153	168,415
Aselsan Elektronik Sanayi Ve Ticaret AS	17,576	137,189
Asya Katilim Bankasi AS*	71,922	166,016
Sinpas Gayrimenkul Yatirim Ortakligi AS - REIT	131,254	202,273
Turk Hava Yollari	188,132	715,402
Turkiye Garanti Bankasi AS	72,582	307,479
		1,696,774
United Kingdom - 2.4%
Antofagasta PLC	10,820	173,329
Eurasian Natural Resources Corp.	15,581	230,223
Kazakhmys PLC*	26,806	574,860
		978,412
Total Common Stock (Cost: $29,809,347)		40,033,838
Preferred Stock - 3.4%
Brazil - 3.4%
Banco Industrial e Comercial SA	28,800	200,734
Investimentos Itau SA	117,200	796,708
Metalurgica Gerdau SA Cl. A	10,800	216,347
Ultrapar Participacoes SA	4,400	202,205
		1,415,994
Total Preferred Stock (Cost: $958,254)		1,415,994

Unit Investment Trust - 0.3%
Brazil - 0.3%
Anhanguera Educacional Participacoes SA* (Cost: $130,969)	9,800	139,815
	Principal Amount
Short Term Investments - 1.4%
Time Deposit - 1.4%
Wells Fargo - Grand Cayman
0.030%, 01/04/10 (Cost: $577,403)	$577,403	$577,403
Total Investments -101.7% (Cost: $31,475,973)		42,167,050
Liabilities In Excess of Other Assets - (1.7)%		(704,206)
Net Assets - 100.0%		$41,462,844

*	Non-income producing securities.

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt
REIT		Real Estate Investment Trust

SCHEDULE OF INVESTMENTS BY SECTOR as of December 31, 2009
Sector	Percent of Net Assets
Financial	19.9%
Basic Materials	15.0
Consumer, Cyclical	13.0
Consumer, Non-cyclical	11.7
Energy	11.5
Communications	9.0
Industrial	8.9
Technology	8.4
Diversified	2.9
Short Term Investments	1.4
Total Investments	101.7
Liabilities in excess of other assets	(1.7)
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

INTERNATIONAL SYSTEMATIC FUND SCHEDULE OF INVESTMENTS (Unaudited) As of December 31, 2009

	Number of Shares	Value
Common Stock - 98.1%
Australia - 7.6%
BHP Billiton, Ltd.	26,513	$1,028,173
Challenger Financial Services Group, Ltd.	177,673	675,913
Commonwealth Bank of Australia	36,591	1,805,010
David Jones, Ltd.	89,065	432,543
Downer EDI, Ltd.	70,933	596,470
Leighton Holdings, Ltd.	10,670	365,706
Orica, Ltd.	9,949	233,086
Suncorp-Metway, Ltd.	40,121	313,560
		5,450,461
Belgium - 0.8%
Anheuser-Busch InBev NV	10,770	562,385
Finland - 0.4%
Huhtamaki OYJ	18,200	253,291
France - 9.4%
BNP Paribas	21,474	1,722,269
Credit Agricole SA	12,150	215,462
France Telecom SA	21,195	530,038
Sanofi-Aventis SA	22,711	1,794,108
Total SA	24,914	1,608,720
Vivendi	29,624	883,851
		6,754,448
Germany - 7.8%
Aixtron AG	5,869	197,883
Bilfinger Berger AG	8,622	667,013
E.ON AG	17,084	716,464
GEA Group AG	14,416	321,833
ProSiebenSat.1 Media AG	53,634	620,228
RWE AG	8,691	847,421
Siemens AG*	12,774	1,176,808
ThyssenKrupp AG*	17,514	663,385
Volkswagen AG	3,647	343,987
		5,555,022
Hong Kong - 5.2%
BOC Hong Kong Holdings, Ltd.	301,000	686,310
Fushan International Energy Group, Ltd.	406,000	398,981
Kingboard Laminates Holdings, Ltd.	572,000	396,134
Lee & Man Paper Manufacturing, Ltd.*	454,400	313,519
Minth Group, Ltd.	116,000	172,039
Noble Group, Ltd.	344,000	796,324
Shimao Property Holdings, Ltd.	112,000	212,617
Shun Tak Holdings, Ltd.	474,000	298,311
Skyworth Digital Holdings, Ltd.	426,000	437,315
		3,711,550
Israel - 0.4%
Teva Pharmaceutical Industries, Ltd. - ADR	5,600	314,608
Italy - 1.9%
Enel SpA	193,816	1,125,519
ENI SpA	10,198	260,442
		1,385,961
Japan - 18.2%
Canon, Inc.	18,400	772,802
Chubu Electric Power Co., Inc.	9,500	226,543
East Japan Railway Co.	4,900	308,964
Elpida Memory, Inc.*	20,800	336,482
Honda Motor Co., Ltd.	21,100	704,882
ITOCHU Corp.	53,000	388,270

	Number of Shares	Value
KAO Corp.	8,000	$186,906
KDDI Corp.	117	619,593
Komatsu, Ltd.	43,800	909,923
K's Holdings Corp.*	22,700	680,305
Kyorin Co., Ltd.	14,000	205,124
Marubeni Corp.	69,000	378,742
Mitsubishi UFJ Financial Group, Inc.	130,300	632,640
Mitsui & Co., Ltd.	16,000	225,318
Mitsui OSK Lines, Ltd.	38,000	199,603
Nissan Motor Co., Ltd.*	91,800	798,732
Nitto Denko Corp.	15,300	545,636
Nomura Holdings, Inc.	89,300	653,239
Osaka Gas Co., Ltd.	125,000	421,612
Panasonic Corp.	42,000	597,776
Sumitomo Metal Mining Co., Ltd.	21,000	311,069
The Kansai Electric Power Co., Inc.	18,100	408,293
The Sumitomo Trust & Banking Co., Ltd.	49,000	238,434
Tokyo Electron, Ltd.	3,400	216,209
Toyo Suisan Kaisha, Ltd.	22,000	504,538
Toyota Motor Corp.	13,000	541,812
Ube Industries, Ltd.*	228,000	622,074
Unicharm Corp.	3,900	364,885
		13,000,406
Netherlands - 1.7%
ING Groep NV*	48,583	480,961
Koninklijke KPN NV	41,732	708,920
		1,189,881
Norway - 0.3%
Yara International ASA	4,600	209,981
Republic of China - 3.3%
Golden Eagle Retail Group, Ltd.	306,000	624,309
Jiangxi Copper Co., Ltd.	71,000	168,113
Real Gold Mining, Ltd.*	185,000	277,236
Tencent Holdings, Ltd.	27,200	591,773
Tsingtao Brewery Co., Ltd.	124,000	689,240
		2,350,671
Singapore - 2.8%
Allgreen Properties, Ltd.	350,000	306,635
Ho Bee Investment, Ltd.	282,000	347,491
Jardine Cycle & Carriage, Ltd.	29,000	557,712
United Overseas Bank, Ltd.	30,000	420,955
Wilmar International, Ltd.	83,000	380,135
		2,012,928
Spain - 5.5%
Banco Santander SA	129,988	2,154,079
Repsol YPF SA	8,049	216,242
Telefonica SA	54,664	1,530,937
		3,901,258
Sweden - 2.9%
Boliden AB	21,800	281,198
Electrolux AB Cl. B*	16,400	384,729
Svenska Cellulosa AB Cl. B	76,000	1,015,979
Tele2 AB Cl. B	24,500	378,132
		2,060,038
Switzerland - 7.4%
ABB, Ltd.*	23,110	445,769
Credit Suisse Group AG	32,135	1,591,596
Nestle SA	9,832	477,452
Novartis AG*	6,061	331,266
Roche Holding AG*	7,257	1,234,129
Syngenta AG	764	214,844

	Number of Shares	Value
Zurich Financial Services AG	4,432	$971,074
		5,266,130
United Kingdom - 22.5%
Anglo American PLC*	9,975	436,691
Antofagasta PLC	31,396	502,942
AstraZeneca PLC	5,561	261,368
Barclays PLC	47,443	211,453
Barratt Developments PLC*	61,406	122,960
BG Group PLC	21,075	381,850
BP PLC	155,840	1,509,949
British American Tobacco PLC	42,523	1,384,696
Burberry Group PLC*	26,889	260,096
Cookson Group PLC*	44,182	301,228
Eurasian Natural Resources Corp.	27,676	408,937
GlaxoSmithKline PLC	34,891	743,456
HSBC Holdings PLC	150,387	1,721,337
J. Sainsbury PLC	35,073	183,223
Kazakhmys PLC*	23,794	510,267
Kingfisher PLC	172,069	636,312
Marks & Spencer Group PLC	97,153	630,688
Next PLC	19,880	668,710
Pearson PLC	25,270	363,593
Petrofac, Ltd.	41,341	696,302
Prudential PLC	54,118	559,312
Reckitt Benckiser Group PLC	6,029	326,738
Royal Dutch Shell PLC Cl. B	54,957	1,607,657
Tullow Oil PLC	16,120	339,710
Vodafone Group PLC	338,061	784,484
Xstrata PLC*	31,270	566,064
		16,120,023
Total Common Stock (Cost: $61,400,868)		70,099,042
	Principal Amount
Short Term Investments - 1.7%
Time Deposit - 1.7%
Wells Fargo - Grand Cayman
0.030%, 01/04/10 (Cost: $1,247,014)	$1,247,014	$1,247,014
Total Investments -99.8% (Cost: $62,647,882)		71,346,056
Other Assets In Excess Of Liabilities - 0.2%		155,888
Net Assets - 100.0%		$71,501,944

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of December 31, 2009
Sector	Percent of Net Assets
Financial	22.7%
Consumer, Non-cyclical	13.9
Consumer, Cyclical	13.4
Basic Materials	11.4
Energy	9.8
Communications	9.8
Industrial	8.1
Utilities	5.3
Technology	2.1
Diversified	1.6
Short Term Investments	1.7
Total Investments	99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

INTERNATIONAL GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) As of December 31 2009

	Number of Shares	Value
Common Stock - 98.5%
Australia - 7.1%
Australia & New Zealand Banking Group, Ltd.	22,555	$464,117
BHP Billiton, Ltd.	6,997	271,343
CSL, Ltd.	8,481	247,814
Incitec Pivot, Ltd.	153,147	488,951
Rio Tinto, Ltd.*	11,474	772,801
		2,245,026
Belgium - 2.6%
Anheuser-Busch InBev NV	8,151	425,627
Umicore	12,261	411,640
		837,267
Brazil - 3.0%
Petroleo Brasileiro SA - ADR	7,200	343,296
Vale SA - ADR	20,800	603,824
		947,120
Canada - 2.1%
Barrick Gold Corp.	8,300	328,247
Suncor Energy, Inc.	9,300	330,093
		658,340
France - 9.5%
BNP Paribas	9,227	740,029
Cie Generale d'Optique Essilor International SA	5,474	327,897
Compagnie Generale des Etablissements Michelin Cl. B	4,012	308,418
Electricite de France	2,229	132,911
France Telecom SA	12,117	303,018
GDF Suez	5,479	238,070
Gemalto NV*	9,413	411,912
Total SA	8,595	554,987
		3,017,242
Germany - 10.3%
Aixtron AG	14,417	486,093
Bayer AG	5,001	401,523
E.ON AG	11,614	487,065
Fielmann AG	3,332	245,531
Fresenius Medical Care AG & Co. KGaA	12,561	665,728
Rhoen Klinikum AG	11,229	275,817
SAP AG	6,549	310,074
Siemens AG*	4,164	383,610
		3,255,441
Hong Kong - 7.7%
BOC Hong Kong Holdings, Ltd.	210,500	479,961
Cheung Kong Holdings, Ltd.	39,000	506,483
Li & Fung, Ltd.	118,000	488,493
Shanghai Industrial Holdings, Ltd.	96,000	492,130
Wharf Holdings, Ltd.	83,000	479,008
		2,446,075
Israel - 0.7%
Teva Pharmaceutical Industries, Ltd. - ADR	4,210	236,518
Italy - 1.9%
Saipem SpA	17,342	599,643
Japan - 18.0%
Aisin Seiki Co., Ltd.	12,700	361,512
Bridgestone Corp.	17,000	296,923
Canon, Inc.	14,400	604,802
Fanuc, Ltd.	3,400	315,183
JFE Holdings, Inc.	7,700	301,896
Komatsu, Ltd.	16,000	332,392

	Number of Shares	Value
Mitsubishi Corp.	15,600	$386,251
Mitsubishi Electric Corp.*	30,400	223,685
Mitsubishi Estate Co., Ltd.	17,200	273,072
Mitsubishi UFJ Financial Group, Inc.	74,300	360,745
Nomura Holdings, Inc.	76,900	562,532
NSK, Ltd.	25,000	182,609
Panasonic Corp.	13,000	185,026
Sony Corp.	10,000	286,804
Toyota Motor Corp.	12,500	520,973
Unicharm Corp.	1,700	159,053
Yamada Denki Co., Ltd.*	4,740	318,732
		5,672,190
Malaysia - 1.5%
CIMB Group Holdings Berhad*	129,700	486,375
Netherlands - 2.8%
Koninklijke KPN NV	31,730	539,011
Koninklijke Philips Electronics NV*	11,732	348,096
		887,107
Republic of China - 2.6%
Shandong Weigao Group Medical Polymer Co., Ltd. Cl. H	68,000	228,448
Tencent Holdings, Ltd.	11,800	256,725
ZTE Corp. Cl. H	54,200	336,914
		822,087
Singapore - 1.2%
DBS Group Holdings, Ltd.	34,000	372,948
South Korea - 1.2%
Hyundai Motor Co.*	3,731	387,686
Spain - 0.5%
Telefonica SA	5,367	150,310
Switzerland - 7.7%
ABB, Ltd.*	15,609	301,082
Credit Suisse Group AG	7,805	386,569
Nestle SA	13,267	644,260
Roche Holding AG*	3,935	669,188
Syngenta AG	1,544	434,187
		2,435,286
United Kingdom - 18.1%
ARM Holdings PLC	163,874	469,722
Autonomy Corp. PLC*	12,519	305,468
BG Group PLC	17,423	315,681
BP PLC	81,044	785,242
British American Tobacco PLC	14,734	479,790
Diageo PLC	25,371	444,119
HSBC Holdings PLC	62,829	719,144
HSBC Holdings PLC	19,933	229,817
Petrofac, Ltd.	20,063	337,919
Reckitt Benckiser Group PLC	8,354	452,740
SSL International PLC*	17,402	220,598
Tesco PLC	43,294	299,229
Unilever PLC	8,633	277,984
Vodafone Group PLC	147,952	343,328
		5,680,781
Total Common Stock (Cost: $25,229,087)		31,137,442
Preferred Stock - 1.9%
Brazil - 1.9%
Usinas Siderurgicas de Minas Gerais SA (Cost: $286,599)	20,750	587,909

	Principal Amount
Short Term Investments - 2.5%
Time Deposit - 2.5%
Wells Fargo - Grand Cayman
0.030%, 01/04/10 (Cost: $783,202)	$783,202	$783,202
Total Investments -102.9% (Cost: $26,298,888)		32,508,553
Liabilities In Excess of Other Assets - (2.9)%		(907,079)
Net Assets - 100.0%		$31,601,474

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of December 31, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	19.2%
Financial	17.6
Basic Materials	14.6
Consumer, Cyclical	12.0
Energy	9.3
Technology	8.2
Industrial	7.6
Communications	6.1
Diversified	3.1
Utilities	2.7
Short Term Investments	2.5
Total Investments	102.9
Liabilities in excess of other assets	(2.9)
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

Notes to Schedule of Investments - December 31, 2009 (Unaudited)

Note 1 - Fair Value of Financial Instruments

In accordance with GAAP, the Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

On June 15, 2009, the Funds adopted additional disclosure requirements which provide the reader of the Funds’ financial statements additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. Additional guidance on identifying circumstances that indicate a transaction is not orderly. The amended requirement emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. The three levels defined by the fair value measurement requirement hierarchy are as follows

Level 1 – quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each fund's securities as of December 31, 2009 using the fair value hierarchy:

		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	12/31/2009
U.S. Systematic Large Cap Growth Fund
Investments in Securities
Common Stock:	$5,800,379	$-	$-	$5,800,379
Short-Term Investments:	50,183	-	-	50,183
Total Investments in Securities	$5,850,562	$-	$-	$5,850,562

Global Select Fund
Investments in Securities
Common Stock:
Australia	$473,620	$-	$-	$473,620
Belgium	929,143	-	-	929,143
Brazil	692,231	-	-	692,231
Canada	271,250	-	-	271,250
Denmark	342,290	-	-	342,290
France	1,405,233	-	-	1,405,233
Germany	1,040,471	-	-	1,040,471
Ireland	307,078	-	-	307,078
Israel	303,372	-	-	303,372
Japan	1,168,656	-	-	1,168,656
Kuwait	-	27,508	-	27,508
Malaysia	363,000	-	-	363,000
Netherlands	651,621	-	-	651,621
Republic of China	296,825	-	405	297,230
Singapore	477,083	-	-	477,083
Spain	824,506	-	-	824,506
Sweden	293,593	-	-	293,593
Switzerland	1,328,952	-	-	1,328,952
United Kingdom	2,270,797	-	-	2,270,797
United States	9,241,992	-	-	9,241,992
Preferred Stock:
Germany	341,101	-	-	341,101
Short-Term Investments:	218,547	-	-	218,547
Total Investments in Securities	$23,241,361	$27,508	$405	$23,269,274

Emerging Markets Fund
Investments in Securities
Common Stock:
Brazil	$7,284,939	$-	$-	$7,284,939
Hong Kong	2,004,123	-	-	2,004,123
India	2,382,868	-	-	2,382,868
Indonesia	1,484,305	-	-	1,484,305
Israel	426,968	-	-	426,968
Kuwait	-	14,967	-	14,967
Malaysia	980,718	-	-	980,718
Mexico	986,463	-	-	986,463
Panama	174,304	-	-	174,304
Peru	257,719	-	-	257,719
Poland	291,327	-	-	291,327
Republic of China	6,119,210	-	-	6,119,210
Russia	2,959,999	-	-	2,959,999
South Africa	1,524,792	-	-	1,524,792
South Korea	6,559,095	-	-	6,559,095
Taiwan	3,720,578	-	-	3,720,578
Thailand	589,217	-	-	589,217
Turkey	1,696,774	-	-	1,696,774
United Kingdom	978,412	-	-	978,412
Preferred Stock:
Brazil	1,013,054	-	-	1,013,054
Unit Investment Trust:
Brazil	139,815	-	-	139,815
Short-Term Investments:	577,403	-	-	577,403
Total Investments in Securities	$42,152,083	$14,967	$-	$42,167,050

International Systematic Fund
Investments in Securities
Common Stock:
Australia	$5,450,461	$-	$-	$5,450,461
Belgium	562,385	-	-	562,385
Finland	253,291	-	-	253,291
France	6,754,448	-	-	6,754,448
Germany	5,555,022	-	-	5,555,022
Hong Kong	3,711,550	-	-	3,711,550
Israel	314,608	-	-	314,608
Italy	1,385,961	-	-	1,385,961
Japan	13,000,406	-	-	13,000,406
Netherlands	1,189,881	-	-	1,189,881
Norway	209,981	-	-	209,981
Republic of China	2,350,671	-	-	2,350,671
Singapore	2,012,928	-	-	2,012,928
Spain	3,901,258	-	-	3,901,258
Sweden	2,060,038	-	-	2,060,038
Switzerland	5,266,130	-	-	5,266,130
United Kingdom	16,120,023	-	-	16,120,023
Short-Term Investments:	1,247,014	-	-	1,247,014
Total Investments in Securities	$71,346,056	$-	$-	$71,346,056

International Growth Fund
Investments in Securities
Common Stock:
Australia	$2,245,026	$-	$-	$2,245,026
Belgium	837,267	-	-	837,267
Brazil	947,120	-	-	947,120
Canada	658,340	-	-	658,340
France	3,017,242	-	-	3,017,242
Germany	3,255,441	-	-	3,255,441
Hong Kong	2,446,075	-	-	2,446,075
Israel	236,518	-	-	236,518
Italy	599,643	-	-	599,643
Japan	5,672,190	-	-	5,672,190
Malaysia	486,375	-	-	486,375
Netherlands	887,107	-	-	887,107
Republic of China	822,087	-	-	822,087
Singapore	372,948	-	-	372,948
South Korea	387,686	-	-	387,686
Spain	150,310	-	-	150,310
Switzerland	2,435,286	-	-	2,435,286
United Kingdom	5,680,781	-	-	5,680,781
Preferred Stock:
Brazil	587,909	-	-	587,909
Short-Term Investments:	783,202	-	-	783,202
Total Investments in Securities	$32,508,553	$-	$-	$32,508,553

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period of April 1, 2009 through December 31, 2009 was as follows:

Global Select Fund

	Beginning	Purchase,	Accrued	Net Realized	Transfers in	Ending
	Balance	(Sales) and	Discounts	and Unrealized	and/or out	Balance
	3/31/2009	Settlements	(Premiums)	Gain(Loss)	of Level 3	12/31/2009
Investments in
Securities
Common Stock	17,087	-	-	-	(16,682)	405
Total Investments
in Securities	17,087	-	-	-	(16,682)	405

Emerging Markets Fund

	Beginning	Purchase,	Accrued	Net Realized	Transfers in	Ending
	Balance	(Sales) and	Discounts	and Unrealized	and/or out	Balance
	3/31/2009	Settlements	(Premiums)	Gain(Loss)	of Level 3	12/31/2009
Investments in
Securities
Common Stock	156,915	-	-	-	(156,915)	-
Total Investments
in Securities	156,915	-	-	-	(156,915)	-

International Systematic Fund

	Beginning	Purchase,	Accrued	Net Realized	Transfers in	Ending
	Balance	(Sales) and	Discounts	and Unrealized	and/or out	Balance
	3/31/2009	Settlements	(Premiums)	Gain(Loss)	of Level 3	12/31/2009
Investments in
Securities
Common Stock	119,105	-	-	-	(119,105)	-
Total Investments
in Securities	119,105	-	-	-	(119,105)	-

Note 2 - New Accounting Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), was issued and became effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons a Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

In September 2008, “FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4” (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161,” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No.133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP was effective at March 31, 2009, whereas disclosures required by SFAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management has reviewed SFAS 161 and the FSP and has determined that these implementations do not have a material impact on the Funds as of December 31, 2009.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”.)), are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds

By: (Signature and Title)

/s/ Horacio A. Valeiras
------------------------
Horacio A. Valeiras
Title:  President (Principal Executive Officer) and Trustee
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Horacio A. Valeiras
---------------------------
Horacio A. Valeiras
Title: President (Principal Executive Officer) and Trustee
Date: February 26, 2010

By: (Signature and Title)

/s/ Deborah A. Wussow-Hammalian
-----------------------
Deborah A. Wussow-Hammalian
Title: Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date: February 26, 2010